Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 11,447,164	$ 5,312,845	$ 6,809,244
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Network maintenance service cost	121,728	203,013	956,132
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	50,730	13,490	16,161
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	$ 3,814,995	$ 2,713,370	$ 2,623,795